Consolidated Statement of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock dividends, share	$ 1.68	$ 1.58	$ 1.34
Series A [Member]
Preferred stock dividends declared per share	3,558.332	3,654.95	3,548.61
Series B [Member]
Preferred stock dividends declared per share	889.58	887.15	887.15
Series F [Member]
Preferred stock dividends declared per share	1,625.00	1,625.00	1,625.00
Series H [Member]
Preferred stock dividends declared per share	1,287.52	1,287.52	1,287.52
Series I [Member]
Preferred stock dividends declared per share	1,281.25	1,281.25	1,281.25
Series J [Member]
Preferred stock dividends declared per share	1,325.00	1,325.00	1,325.00
Series K [Member]
Preferred stock dividends declared per share	1,375.00	$ 1,375.00	$ 576.74
Series L [Member]
Preferred stock dividends declared per share	$ 203.13